Convertible Notes, at Fair Value (Details)		1 Months Ended	12 Months Ended
	Dec. 10, 2021 USD ($)	Sep. 30, 2022	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Apr. 30, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares
Convertible Notes, at Fair Value [Line Items]
Proceeds from Convertible Debt | ¥					¥ 312,092,172
Convertible notes adjusted per share							$ 10.85
Debt Instrument, Convertible, Adjusted Conversion Price							10.85	$ 10.85
Convertible Debt [Member]
Convertible Notes, at Fair Value [Line Items]
Debt Instrument, Face Amount | $	$ 50,000,000
Debt Instrument Discount Rate	2.00%
Proceeds from Convertible Debt | $	$ 49,000,000
Convertible notes adjusted per share							$ 11.5	$ 11.5
Expected Term of Occurrence of Merger Transaction	24 months
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			102.00%
Unpaid Principal Balance of Convertible Notes			¥ 354,135,000	348,230,000		$ 50,000,000		$ 50,000,000
Fair Value, Option, Aggregate Differences, Long-Term Debt Instruments			66,577,380	5,850,264		$ 9,400,000		$ 840,000
Fair Value, Option, Credit Risk, Gains (Losses) on Assets | ¥			¥ 2,116,740	¥ 1,520,393
Prior to | Convertible Debt [Member]
Convertible Notes, at Fair Value [Line Items]
Debt Instrument, Interest Rate During Period		7.00%
Debt Instrument, Payment in Kind Interest Rate		9.00%
After | Convertible Debt [Member]
Convertible Notes, at Fair Value [Line Items]
Debt Instrument, Interest Rate During Period		10.00%
Debt Instrument, Payment in Kind Interest Rate		12.00%